Leases - Schedule of Payments on Finance Lease Obligation (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
2020		$ 91,959
2021		84,332
2022		78,381
2023		80,920
2024		67,832
Thereafter		11,495
Finance lease obligation		414,919
Less: amounts representing interest		31,372
Less: current maturities of finance lease obligations		75,743
Finance lease obligations, non-current		$ 307,804